Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through P&L (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net Interest Income [Abstract]
Net interest income related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program		€ 16		€ 32
Net interest income related to EU government grants under the Targeted Longer-Term Refinancing Operations III (TLTRO III) program	€ 103		€ 282
Negative interest expense included in interest and similar income	255	159	605	260
Negative interest income included in interest expense	€ 171	€ 131	€ 402	€ 253